Document And Entity Information	3 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001913847
Document Type	POS AM
Entity Registrant Name	COINCHECK GROUP N.V.
Entity Incorporation, State or Country Code	P7
Entity Emerging Growth Company	false
Amendment Description	Coincheck Group N.V., a Dutch public limited liability company (naamloze vennootschap) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form F-1 (File No. 333-284537) on January 28, 2025, amended by Pre-Effective Amendment No. 1 on March 27, 2025, and declared effective on April 8, 2025 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form F-1 (the “Post-Effective Amendment”) is being filed in order to, among other things, include updated information with respect to the business and financial condition and results of operations of Coincheck Group N.V. and its subsidiaries, including audited financial statements as of March 31, 2025 and unaudited financial statements as of June 30, 2025, as well as regarding certain disclosures in the Registration Statement and the selling securityholders named in the prospectus, including the number of Ordinary Shares being offered by the selling securityholders to reflect sales or other dispositions of such securities by the selling securityholders since the filing of the Registration Statement and additional updates related to the selling securityholders.The information included in this filing amends and restates the information contained in the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer